Related Parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Parties
24.	Related parties
Related parties are those parties which have considerable influence over the Group, directly or indirectly, including a parent company, owners or their families, large investors, key management personnel and their families and parties that are controlled by or dependent on the Group, such as affiliates and joint ventures. Key management personnel include the Group’s executive officers and directors, since these individuals have the authority and responsibility for planning, directing and controlling the activities of the Group. Interests in subsidiaries are set out in Note 1.
Transactions with related parties
A related party transaction is a transfer of resources, services or obligations between the Group and a related party, regardless of whether a price is charged. The Group engages with related parties for both purchased and sold services, loans and other borrowings and other activities.
The Group entered into two lease agreements with Fasteignafélagið Sæmundur hf. in January 2019 and October 2020 for facilities in Iceland, both with remaining lease terms of approximately 17 years as of 31 December 2021. The Group also entered into ten separate lease agreements with HRJAF ehf. throughout 2019 and 2020 for a group of apartment buildings in Iceland used for temporary housing of employees and third party contractors. Two of the leases were terminated during the year ended 31 December 2020. The group extinguished the lease agreements with Sæmundur hf. as a result of the Share Purchase Agreement (see Note 12). The remaining lease terms for the other eight leases approximate
8 years, on average, as of 31 December 2022.
The Group provides and receives certain support services through arrangements with Aztiq, Alvogen and Alvogen Malta (Outlicensing) Ltd. (Adalvo). Services provided to Alvogen consist of finance, administrative, legal and human resource services. Services received from Alvogen primarily consist of marketing, salary processing and information technology support services. Services received from Adalvo primarily consist of legal, regulatory, supply chain management and portfolio and market intelligence services.
Purchased service includes rental fees and service expenses, as described above. Rental fees and service expenses with related parties are presented as “General and administrative expenses” or “Research and development expenses” in the consolidated statements of profit or loss and other comprehensive income or loss, depending on the nature of the service performed and expense incurred by the Group. Rental liabilities from lease arrangements with related parties are presented as a component of “Lease liabilities” on the consolidated statements of financial position. Service payables are presented as “Liabilities to related parties” on the consolidated statements of financial position.
Interest includes interest expense on borrowings. Interest expenses on loans from related parties are presented as “Finance costs” in the
consolidated statements of profit or loss and other comprehensive income or loss. Borrowings are presented as “Borrowings” and “Current maturities of borrowings” on the consolidated statements of financial position. See Note 20 for further details on the Borrowing arrangements with related parties.
Sold service includes services provided to related parties, as described above. Income from related parties for such services are presented as “Other income” in the consolidated statements of profit or loss and other comprehensive income or loss. Amounts receivable for such activities are presented as “Receivables from related parties” on the consolidated statements of financial position. The Group has not recorded bad debt provisions for its receivables from related parties.
Related party transactions as of and for the year ended 31 December 2022 are as follows (in thousands):

	Purchased service / interest	Sold service	Receivables	Payables/ loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	5,415	—	—	64,588
Aztiq Fjárfestingar ehf. (a)	216	—	—	20
Aztiq Consulting ehf.	442	—	—	25
ATP Holdings ehf. (e)	1,254	—	765	81,254
Fasteignafélagið Sæmundur hf. - Sister company (e)	7,189	—	—	—
Fasteignafélagið Eyjólfur hf. - Sister company	—	196	—	—
Alvogen Iceland ehf. - Sister company	465	174	—	484
Alvogen ehf. - Sister company	—	68	1	—
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	3	2	7,440
Lotus International Pte. Ltd. - Sister company	—	4	3	—
Alvogen Emerging Markets - Sister company	98	—	—	—
Alvogen Korea co. Ltd - Sister company	—	1	—	—
Alvogen Inc. - Sister company	585	266	12	222
Alvotech & CCHN Biopharmaceutical Co., Ltd. (c)	—	—	758	—
Adalvo Limited – Sister company	1,218	106	—	349
Alvogen Malta Sh. Services - Sister company	603	—	7	—
Alvogen Spain SL - Sister Company	117	—	—	—
Norwich Clinical Services Ltd - Sister Company	301	—	—	31
Alvogen Pharma Pvt Ltd - Sister Company	1,159	—	—	—
Flóki Fasteignir ehf. (HRJÁF ehf.) - Sister company	1,516	—	—	8,876
L41 ehf.	26	—	—	—
Lambahagavegur 7 ehf. (d)	537	—	—	—

	21,141	818	1,548	163,289

(a)	The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 20).
(b)
Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.

(c)
The amount receivable from Alvotech & CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.

(d)	Lambahagavegur is no longer a related party as it was sold during the year ended 31 December 2022.
(e)
Fasteignafélagið Sæmundur hf. was acquired as part of the Share Purchase Agreement, with ATP Holdings ehf., on 16 November 2022. The related party transactions reflect activity until the acquisition date. See Note 12 and Note 20 for further details.

Related party transactions as of and for the year ended 31 December 2021 are as follows (in thousands):

	Purchased service / interest	Sold service	Receivables	Payables/ loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	9,383	—	—	—
Aztiq Pharma Partners S.à r.l. – Sister company (a)	16,048	—	—	—
Alvogen Aztiq AB – Sister company (a)	297	—	—	43
Aztiq Fjárfestingar ehf. (a)	120	—	—	—
Aztiq Investment Advisory AB (a)	—	—	2	—
Fasteignafélagið Sæmundur hf. – Sister company	7,762	—	—	83,770
Alvogen Iceland ehf. – Sister company	454	2,308	109	14
Alvogen ehf. – Sister company	6	2	2	—
Alvogen UK – Sister company	299	—	17	—
Lotus Pharmaceuticals Co. Ltd. – Sister company (b)	—	312	295	7,440
Alvogen Emerging Markets – Sister company	238	—	—	16
Alvogen Korea co. Ltd – Sister company	—	9	—	—
Alvogen Inc. – Sister company	89	654	301	—
Alvotech & CCHN Biopharmaceutical Co., Ltd. (c)	—	—	320	—
Alvogen Malta Sh. Services – Sister company	1,216	151	—	283
Alvogen Malta (Outlicensing) Ltd – Sister company	1,045	279	65	229
Alvogen Spain SL – Sister Company	294	—	—	23
Norwich Clinical Services Ltd – Sister Company	41	—	—	17
Alvogen Pharma Pvt Ltd – Sister Company	491	—	—	13
HRJAF ehf – Sister company	1,415	—	—	9,794
L41 ehf.	29	—	—	—
Lambahagavegur 7 ehf.	713	—	—	12,661

	39,940	3,715	1,111	114,303

(a)	The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 20).
(b)
Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.

(c)
The amount receivable from Alvotech
&
CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research
and development studies and certain consulting fees incurred by the Group.

Related	party transactions for the year ended 31 December 2020 are as follows (in thousands):

	Purchased service / interest	Sold service
Alvogen Lux Holdings S.à r.l. – Sister company (a)	9,452	1,134
Aztiq Pharma Partners S.à r.l. – Sister company (a)	19,471	—
Fasteignafélagið Sæmundur hf. – Sister company	8,111	—
Alvogen Iceland ehf. – Sister company	2,268	1,310
Alvogen ehf. – Sister company	40	—
Alvogen UK – Sister company	1,153	—
Lotus Pharmaceuticals Co. Ltd. – Sister company (b)	3,060	—
Alvogen Emerging Markets – Sister company	68	—
Alvogen Inc. – Sister company	67	—
Alvogen PB R&D LLC	—	7
Alvogen Malta Operations Ltd – Sister company	239	—
Alvogen Malta Group Services – Sister company	478	—
Alvogen Malta Sh. Services – Sister company	101	—
Alvogen Malta LTD – Sister company	—	4
Alvogen Malta (Outlicensing) Ltd – Sister company	142	185
Alvogen Spain SL – Sister Company	132	—
Norwich Clinical Services Ltd – Sister Company	92	—
Alvogen Pharma Pvt Ltd – Sister Company	218	—
HRJAF ehf – Sister company	1,083	—

	46,175	2,640

(a)	The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 20).
(b)
Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.

Commitments and guarantees
The Group does not have any contractual commitments with its related parties other than the receivables, loans and payables previously disclosed.
Key management personnel
At 31 December 2022 and 2021 there are no loans to the members of the Board of Directors and the CEO. In addition, there were no transactions carried out (except those in Note 24) between the Group and members of the Board of Directors nor the CEO in the year ended 31 December 2022 and 2021. The Board of Directors’ remuneration is shown in the table below.

Board of Directors’ fee for the year and shares at year end ( board fees in thousands and shares in whole amounts).	2022
	Board fees	Pension contribution	Shares at year-end**

Robert Wessman, Chairman of the board	740	—	—
Richard Davi e s, Vice-Chairman	68	—	1,133,131
Ann Merchant, Board Member (from 16.6.2022)	43	—
Árni Harðarson, Board Member (from 16.6.2022)*	—	—	—
Faysal Kalmoua, Board Member*	—	—	—
Linda McGoldrick, Board Member (from 16.6.2022)	38	—	—
Lisa Graver, Board Member (from 16.6.2022)	38	—	—
Tomas Ekman, Board Member*	—	—	—
Hirofumi Imai, Board member (until 16.6.2022)	—	—	—

	927	—	1,133,131

*	Waived their board compensation (both cash and equity).
**	Direct share ownership

	2022
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Mark Levick CEO	892	162	1,157	—
Other Executive Team Members (9)	5,400	446	820	5,015

	6,292	608	1,977	5,015

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2021
	Board fees	Pension contribution	Shares at year-end**
Robert Wessman, Chairman of the board	—	—	—
Richard Davi e s, Vice-Chairman	—	—	893,060
Faysal Kalmoua, Board Member*	—	—	—
Tomas Ekman, Board Member*	—	—	—
Hirofumi Imai, Board member	—	—	—
Tanya Zharov (from 23.8.2021)*	—	—	—

	—	—	893,060

*	Waived their board compensation (both cash and equity).
**	Direct share ownership

	2021
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Mark Levick CEO	877	159	—	—
Other Executive Team Members (9)	4,531	333	—	985

	5,408	492	—	985